Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Leases
Lease revenue from lease payment of operating leases	$ 70,908	$ 69,221	$ 141,456	$ 136,608
Non-lease revenues (loss of hire insurance recoveries and other income)	14	544	15	1,200
Total Revenues	$ 70,922	$ 69,765	$ 141,471	$ 137,808